Share-Based Compensation (Narrative) (Details) - Stock Option Awards [Member] $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2026 CAD ($) $ / shares	Jul. 31, 2025 CAD ($) shares $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 7.3	$ 6.4	$ 25.7	$ 16.5
Granted			1.6	2.0
Weighted average fair value of options granted | $ / shares			$ 21.89	$ 12.80